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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03159

Active Assets Money Trust
                             (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

 PRINCIPAL                                                   ANNUALIZED YIELD
 AMOUNT IN                                                     ON DATE OF          MATURITY
 THOUSANDS               DESCRIPTION                           PURCHASE              DATES               VALUE
----------  -----------------------------------------------  ----------------  -------------------  ---------------
            COMMERCIAL PAPER (68.8%)
            Asset-Backed - Auto (8.1%)
$  800,000  FCAR Owner Trust                                   2.60 - 2.98 %   04/07/05 - 06/15/05  $   798,000,458
   150,000  FCAR Owner Trust Series A1                            2.65               04/18/05           149,813,000
   400,000  New Center Asset Trust                             2.62 - 2.75     04/08/05 - 04/29/05      399,530,875
   500,000  New Center Asset Trust Series A1                   2.78 - 2.88     05/02/05 - 05/11/05      498,570,875
                                                                                                    ---------------
                                                                                                      1,845,915,208
                                                                                                    ---------------

            Asset-Backed - Mortgage (1.1%)
   250,000  Mortgage Interest Networking Trust Series A1+P1    2.73 - 2.75     04/20/05 - 04/27/05      249,560,722
                                                                                                    ---------------

            Banking (0.4%)
   100,000  Citicorp                                              2.63               04/05/05            99,970,889
                                                                                                    ---------------

            Finance - Automotive (1.1%)
    50,000  American Honda Finance Corp.                          2.66               04/20/05            49,930,201
   200,000  Toyota Motor Credit Corp.                          2.71 - 2.80     04/22/05 - 05/04/05      199,537,625
                                                                                                    ---------------
                                                                                                        249,467,826
                                                                                                    ---------------

            Finance - Consumer (1.3%)
   200,000  American Express Credit Corp.                      2.66 - 2.73     04/08/05 - 05/02/05      199,737,958
   100,000  HSBC Finance Corp.                                    2.92               05/23/05            99,579,667
                                                                                                    ---------------
                                                                                                        299,317,625
                                                                                                    ---------------

            Financial Conglomerates (3.9%)
   901,600  General Electric Capital Corp.                     2.03 - 3.40     04/01/05 - 12/07/05      895,201,936
                                                                                                    ---------------

            Insurance (0.4%)
   100,000  Prudential Funding LLC                                2.64               04/13/05            99,912,333
                                                                                                    ---------------

            International Banks (49.6%)
   153,950  ABN AMRO N.A. Finance, Inc.                        2.76 - 2.95     05/09/05 - 06/17/05      153,179,895
   290,500  ANZ (DE) Inc.                                      2.47 - 3.02     04/07/05 - 07/01/05      288,670,963
    51,950  Banque Generale du Luxembourg                         2.77               05/18/05            51,763,485
   800,000  Barclays U.S. Funding Corp.                        2.61 - 3.03     04/05/05 - 06/27/05      797,374,556
    30,425  CBA (Delaware) Finance Inc.                           2.60               05/17/05            30,325,088
 1,000,000  Calyon North America, Inc                          2.61 - 2.94     04/08/05 - 06/03/05      996,631,639
   550,000  Canadian Imperial Holdings Inc.                    2.66 - 2.94     04/18/05 - 06/09/05      548,276,070

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
  600,000  Danske Corp.                                           2.65 - 2.89    04/21/05 - 05/23/05     598,720,583
1,058,075  HBOS Treasury Services plc                             2.61 - 3.02    04/15/05 - 06/30/05   1,056,021,629
  700,000  Natexis Banques Populaires U.S. Finance Co. LLC        2.62 - 2.93    04/14/05 - 06/03/05     698,386,528
  524,200  Nordea North American Inc.                             2.54 - 2.92    04/11/05 - 06/10/05     523,274,344
1,000,000  Rabobank USA Financial Corp.                           2.77 - 3.01    04/28/05 - 06/30/05     994,741,083
1,050,000  Royal Bank of Canada                                   2.67 - 2.95    04/13/05 - 05/31/05   1,046,151,986
1,104,100  Royal Bank of Scotland plc                             2.59 - 3.00    04/01/05 - 06/30/05   1,102,411,967
  290,350  Societe Generale N.A., Inc.                            2.62 - 2.78    04/14/05 - 06/01/05     289,664,345
   20,950  Spintab AB                                                2.61              04/12/05           20,933,420
  117,152  Svenska Handelsbanken Inc.                                2.66              04/25/05          116,945,031
  286,025  Swedbank                                               2.63 - 2.71    04/14/05 - 04/27/05     285,553,611
1,054,225  UBS Finance (Delaware) LLC                             2.59 - 2.89    04/01/05 - 05/23/05   1,052,918,294
  653,175  Westpac Capital Corp.                                  2.44 - 2.98    04/04/05 - 06/17/05     651,380,370
                                                                                                      --------------
                                                                                                      11,303,324,887
                                                                                                      --------------

           Investment Banks/Brokers (2.9%)
  650,000  Citigroup Global Market Holdings Inc.                  2.60 - 2.61    04/06/05 - 04/07/05     649,737,056
                                                                                                      --------------

           TOTAL COMMERCIAL PAPER (Cost $15,692,408,482)                                              15,692,408,482
                                                                                                      --------------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (15.6%)
  438,475  Federal Home Loan Banks                                2.08 - 3.12    04/01/05 - 09/07/05     436,017,234
  850,550  Federal National Mortgage Assoc.                       1.98 - 2.92    04/06/05 - 06/13/05     848,876,742
1,893,400  Freddie Mac                                            2.01 - 3.51    04/05/05 - 12/30/05   1,881,170,867
  400,000  U.S. Treasury Bills                                    1.97 - 2.00    04/07/05 - 04/14/05     399,792,806
                                                                                                      --------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (Cost $3,565,857,649)                                                                       3,565,857,649
                                                                                                      --------------

           CERTIFICATES OF DEPOSIT (14.5%)
  300,000  Branch Banking & Trust Co., N.C.                       2.65 - 2.84    04/12/05 - 05/16/05     300,000,000
  150,000  Chase Manhattan Bank (USA), N.A.                       2.68 - 2.73    04/19/05 - 04/22/05     150,000,000
  350,000  Citibank, N.A.                                         2.98 - 3.02    06/22/05 - 06/29/05     350,000,000
1,050,000  First Tennessee Bank, N.A.                             2.61 - 2.90    04/07/05 - 05/20/05   1,050,000,000
  200,000  SunTrust Bank                                             2.86              06/03/05          200,000,000
1,050,000  Washington Mutual Bank, FA                             2.81 - 2.83    05/04/05 - 05/06/05   1,050,000,000
  200,000  Wells Fargo Bank, N. A.                                   2.58              04/04/05          200,000,000
                                                                                                      --------------

           TOTAL CERTIFICATES OF DEPOSIT (Cost $3,300,000,000)
                                                                                                       3,300,000,000
                                                                                                      --------------

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
            SHORT-TERM BANK NOTES (5.2%)
 1,100,000  Bank of America, N.A.                  2.60 - 2.92    04/19/05 - 06/10/05    1,100,000,000
    80,000  Standard Federal Bank, N.A.               2.67              04/25/05            80,000,000
                                                                                       ---------------

            TOTAL SHORT-TERM BANK NOTES
            (Cost $1,180,000,000)                                                        1,180,000,000
                                                                                       ---------------

            TOTAL INVESTMENTS
            (Cost $23,738,266,131) (a)               104.1%                             23,738,266,131

            LIABILITIES IN EXCESS OF OTHER ASSETS     (4.1)                               (939,055,372)
                                                   -----------                          ---------------

            NET ASSETS                               100.0%                            $22,799,210,759
                                                   ===========                         ===============

-------------
    (a)       Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

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